Housing Loans and Deposits from Customers in the Banking Business - Additional Information (Detail) - JPY (¥) ¥ in Millions	Mar. 31, 2020	Mar. 31, 2019
Housing Loans And Deposits From Customers [Abstract]
Housing loans in the banking business, Carrying amount	¥ 1,927,054	¥ 1,685,504
Allowance for credit losses of housing loans in the banking business	780	829
Balance of time deposits issued in amounts of 10 million yen or more	¥ 306,449	¥ 292,968